MET INVESTORS SERIES TRUST

                        Janus Aggressive Growth Portfolio

                        SUPPLEMENT DATED JUNE 30, 2006 TO
              PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2006


     This Supplement is made as of June 30, 2006 to the Prospectuses and Statement of Additional Information ("SAI") of Met Investors Series Trust dated May 1, 2006.

     Effective at the close of the New York Stock Exchange on June 30, 2006, the following replaces in its entirety the information appearing under the heading "MANAGEMENT - The Advisers - Janus Capital Management LLC" in the Prospectuses.

     JANUS CAPITAL MANAGEMENT LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206, is the Adviser to the Janus Aggressive Growth Portfolio of the Trust. Janus began serving as an investment adviser in 1969 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus is a subsidiary of Janus Capital Group Inc. As of December 31, 2005, Janus Capital Group Inc. managed approximately $148 billion in assets.

o Edward Keely, CFA, is a member of the Institutional Growth Equity team and serves as Portfolio Manager of the Institutional Aggressive Large Cap Growth portfolios. Before joining Janus in October 1998, he served as Senior Vice President of Investments at Founders Funds. He was also portfolio manager of Founders Growth Fund from 1994 to 1998. Prior to that, Mr. Keely served as assistant portfolio manager of Founders Discovery and Frontier Funds. He joined Founders in 1989 as an analyst. Mr. Keely holds a bachelor's degree in economics from Colorado College. He holds the Chartered Financial Analyst designation and has 17 years of professional investment experience.

     Effective at the close of the New York Stock Exchange on June 30, 2006, the following replaces in its entirety the information appearing in Appendix C to the SAI with respect to Janus Aggressive Growth Portfolio.

The Adviser has provided the Trust with the following information regarding the Portfolio's portfolio managers identified in the Trust's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2005 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the Adviser has provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The Adviser has also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2005. As of December 31, 2005, no portfolio manager identified in the Prospectus beneficially owned equity securities of the Portfolio for which he or she serves as portfolio manager.


-----------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                                  Janus Aggressive Growth Portfolio
                                                     Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category  (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each      accounts and the total assets in the accounts with
Manager's       category                                                      respect to which the advisory fee is based on the
Name                                                                          performance of the account
(as listed in
Prospectus)
-----------------------------------------------------------------------------------------------------------------------------------
          (A)                       (B)               (C)               (A)                (B)                  (C)
       Registered                Other Pooled      Other Accounts    Registered        Other Pooled        Other Accounts
       Investment                Investment                          Investment        Investment
        Companies                 Vehicles                            Companies         Vehicles
-----------------------------------------------------------------------------------------------------------------------------------
            Number                  Number            Number                 Number             Number             Number
            of         Total        of        Total   of          Total      of        Total    of        Total    of         Total
            Accounts   Assets       Accounts  Assets  Accounts    Assets     Accounts  Assets   Accounts  Assets   Accounts  Assets
-----------------------------------------------------------------------------------------------------------------------------------
Edward Keely  2      $2,813,899,722   0        $0      7        $510,663,308   0        $0        0        $0         0         $0

-----------------------------------------------------------------------------------------------------------------------------------

(a)(4)  Description of any material conflicts

As shown in the accompanying table, the portfolio manager may manage other accounts with investment strategies similar to the Fund. Fees may vary among these accounts and the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, these risks may be mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager may be generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors.

(b) Compensation

The following describes the structure and method of calculating the portfolio manager's compensation as of December 31, 2005.

The portfolio manager is compensated by Janus Capital for managing the Fund and any other funds, portfolios or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. restricted stock, stock options and a cash deferred award aligned with Janus fund shares). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

The portfolio manager's individual performance compensation is determined by applying a multiplier tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three year results. The multiplier is applied against the portfolio manager's fixed compensation. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of three, four, or five consecutive years. The portfolio manager's compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.

The portfolio manager is also eligible to participate with other Janus equity portfolio managers in a team performance compensation pool which is derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Such compensation is then allocated among eligible individual equity portfolio managers at the discretion of Janus Capital. No team performance compensation is paid to any equity portfolio manager if the aggregate asset-weighted team performance for the one-year period does not meet or exceed a certain rank in the relevant Lipper peer group.

The Portfolio manager may elect to defer payment of a designated percentage of fixed compensation and/or up to all variable compensation in accordance with the Janus Executive Income Deferral Program.

The Fund's Lipper peer group for compensation purposes is the Multi-Cap Growth Funds.

(c) Ownership of Securities see attached list of insurance products offered by MetLife.

------------------- --------- ------------- ----------------- ---------------- ------------------- --------------------- ----------
  Portfolio Manager  none     $1-$10,000   $10,001-$50,000   $50,001-$100,000  $100,001-$500,000   $500,001-$1,000,000      over
                                                                                                                         $1,000,000
------------------- ---------- ------------- ---------------- ----------------- ------------------- --------------------- ---------
Edward Keely          X
------------------- ---------- ------------- ---------------- ----------------- ------------------- --------------------- ---------




Date:  June 30, 2006